Changes in the scope of consolidation due to acquisitions and divestments - Additional Information (Details) $ / shares in Units, € in Millions, $ in Billions				12 Months Ended
		Sep. 30, 2018 EUR (€)	May 14, 2018 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)		Dec. 31, 2017 EUR (€)		Jan. 23, 2020 USD ($) $ / shares	Mar. 08, 2018 USD ($)	Mar. 08, 2018 EUR (€)	Aug. 25, 2017 EUR (€) milestone
Disclosure of detailed information about business combination [line items]
Net sales of combined entity							€ 1,407
Acquisition-related costs					€ 56
Gain on sale of business before taxes				€ 327	502	[1]	(215)	[1]
Cash inflow on divestment	[2]			€ 1,224	€ 2,163		535	[3]
Bioverativ
Disclosure of detailed information about business combination [line items]
Purchase price										$ 11.6	€ 9,354
Goodwill											2,676
Other intangible assets acquired											€ 8,113
Sanofi Belgium
Disclosure of detailed information about business combination [line items]
Purchase price			€ 3,897
Goodwill			€ 1,360
Percentage of equity interest held			95.60%
Other intangible assets acquired			€ 2,409
European Generics Business
Disclosure of detailed information about business combination [line items]
Gain on sale of business before taxes		€ 510
Cash inflow on divestment		€ 1,598
Protein Sciences
Disclosure of detailed information about business combination [line items]
Purchase price												€ 631
Goodwill												€ 117
Percentage of voting equity interests acquired												100.00%
Other intangible assets acquired							€ 776					€ 776
Number of contingent consideration milestones | milestone												2
Contingent consideration recognised as of acquisition date												€ 42
Protein Sciences | Flublok
Disclosure of detailed information about business combination [line items]
Other intangible assets acquired												€ 767
Synthorx
Disclosure of detailed information about business combination [line items]
Purchase price | $									$ 2.5
Purchase price (in USD per share) | $ / shares									$ 68

[1]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1. to the consolidated financial statements for the year ended December 31, 2018).
[2]	This line item includes proceeds from disposals of investments in consolidated entities and of other non-current financial assets including (i) for 2019, the proceed on the divestments of Sanofi's entire equity interests in Alnylam for €706 million and in MyoKardia for €118 million (see Note D.7.1.) and (ii) for 2018, an amount of €1,598 million (net of transaction costs) for the divestment of the European Generics business (see Note D.1.2.).
[3]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1. to the consolidated financial statements for the year ended December 31, 2018).